License Agreements	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
License Agreements

12. License Agreements

As part of its business, the Company enters into licensing agreements with third parties that often require milestone and royalty payments based on the progress of the licensed asset through development and commercial stages. Milestone payments may be required, for example, upon approval of the product for marketing by a regulatory agency, and the Company may be required to make royalty payments based upon a percentage of net sales of the product. The expenditures required under these arrangements in any period may be material and are likely to fluctuate from period to period.

These arrangements sometimes permit the Company to unilaterally terminate development of the product and thereby avoid future contingent payments; however, the Company is unlikely to cease development if the compound successfully achieves clinical testing objectives.

In conjunction with the acquisition of NeuVax, the Company acquired rights and assumed obligations under a license agreement among Apthera and The University of Texas M. D. Anderson Cancer Center (“MDACC”) and The Henry M. Jackson Foundation for the Advancement of Military Medicine, Inc. (“HJF”) which grants exclusive worldwide rights to a U.S. patent covering the nelipepimut-S peptide and several U.S. and foreign patents and patent applications covering methods of using the peptide as a vaccine. Under the terms of this license, we are required to pay an annual maintenance fee of $200,000, clinical milestone payments including $200,000 upon commencement of the Phase 3 PRESENT trial of NeuVax and royalty payments based on sales of NeuVax or other therapeutic products developed from the licensed technologies.

Effective December 3, 2012, we entered into a license and supply agreement with ABIC Marketing Limited, a subsidiary of Teva Pharmaceuticals (“ABIC”), under which we granted ABIC exclusive rights to seek marketing approval in Israel for our NeuVax product candidate for intradermal injection for the treatment of breast cancer following its approval by the FDA or the European Medicines Agency, and to market, sell and distribute NeuVax in Israel assuming such approval is obtained. ABIC’s rights also include a right of first refusal in Israel for all future indications for which NeuVax may be approved. Under the license and supply agreement, ABIC will assume responsibility for regulatory registration of NeuVax in Israel, provide financial support for local development, and commercialize the product in the region in exchange for making royalty payments to us based on future sales of NeuVax. ABIC also agrees in the license and supply agreement to purchase from us all supplies of NeuVax at a price determined according to a specified formula.

On November 19, 2015, Galena Biopharma, Inc. (the “Company”) and Sentynl Therapeutics Inc., a Delaware corporation (“Sentynl”), entered into and closed upon an Asset Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to Sentynl and Sentynl agreed to purchase from the Company, certain assets of the Company related to and including its Abstral® (fentanyl) sublingual tablets product (“Abstral”). The assets sold and assigned to Sentynl pursuant to the Purchase Agreement included all of the Company’s rights and interests in the Asset Purchase Agreement by and between the Company and Orexo AB (“Orexo”) dated March 15, 2013, and the License Agreement by and between the Company and Orexo dated March 18, 2013 (collectively, the “Orexo Agreements”). The Company’s future obligations under the Orexo Agreements were assumed by Sentynl pursuant to such assignment. The Purchase Agreement further provides that the Company will continue to be responsible for any pre-closing liabilities and obligations related to Abstral, as well for certain channel liabilities related to Abstral for a period of time post-closing. In connection with the transactions contemplated by the Purchase Agreement, the Company assigned to Sentynl all of its rights to and interests in the Orexo Agreements. In connection with such assignment, Orexo released the Company from any future liabilities and obligations under the Orexo Agreements.

The total potential consideration payable to the Company under the Purchase Agreement is $12 million, comprised of an $8 million upfront payment and up to an aggregate of $4 million, consisting of two one-time payments based on Sentynl’s achievement of “net sales” of Abstral in amounts ranging from $25 million to $35 million.

On January 12, 2014, we acquired worldwide rights to anagrelide controlled release (CR) formulation, which we renamed GALE-401, through our acquisition of Mills Pharmaceuticals, LLC (“Mills”), and Mills became a wholly owned subsidiary. GALE-401 contains the active ingredient anagrelide, an FDA-approved product that has been in use since the late 1990s for the treatment of myleoproliferative neoplasms (MPNs). Mills holds an exclusive license to develop and commercialize anagrelide CR formulation, pursuant to a license agreement with BioVascular, Inc. Under the terms of the license agreement, Mills has agreed to pay BioVascular, Inc. a mid-to-low single digit royalty on net revenue from the sale of licensed products as well as future cash milestone payments based on the achievement of specified regulatory milestones. We are responsible for patent prosecution and maintenance.

On December 17, 2015, Galena Biopharma, Inc. (the “Company”) and Midatech Pharma PLC, a public limited company organized under the laws of England and Wales (“Midatech”), entered into an Asset Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to Midatech and Midatech agreed to purchase from the Company, certain assets of the Company related to and including its Zuplenz® (ondansetron) Oral Soluble Film (“Zuplenz”). The assets to be sold and assigned to Midatech pursuant to the Purchase Agreement include all of the Company’s rights and interests in the License and Supply Agreement by and between the Company and MonoSol Rx, LLC (“MonoSol”) dated July 17, 2014 (the “MonoSol License”). The Company’s future obligations under the MonoSol agreement will be assumed by Midatech pursuant to such assignment. The Purchase Agreement further provides that the Company will continue to be responsible for any pre-closing liabilities and obligations related to Zuplenz, as well for certain channel liabilities related to Zuplenz for a period of time post-closing. The transaction was completed on December 24, 2015.

The total potential consideration payable to the Company under the Purchase Agreement is $29.75 million, comprised of a $3.75 million upfront payment upon the closing and up to an aggregate of $26 million, consisting of four one-time payments based on Midatech’s achievement of “net sales” of Zuplenz in amounts ranging from $12 million to $70 million.

Through a separate agreement with MonoSol entered into on December 16, 2015 (the “MonoSol License Amendment”), (i) the Company and MonSol agreed to amend the MonoSol License in order to reduce the number of field representatives that the Company is required to maintain with respect to Zuplenz, and (ii) the Company agreed to pay MonoSol $900,000 of the upfront fee payable to the Company under the Purchase Agreement and 20% of any future milestone payments received by the Company under the Purchase Agreement.

On December 24, 2015, the Company and Midatech closed upon the Purchase Agreement. In connection with the closing of the transactions contemplated by the Purchase Agreement, the Company assigned to Midatech all of its rights to and interests in the Company’s License and Supply Agreement, dated July 17, 2014 (the “MonoSol License”). As a result of such assignment, Midatech assumed all of the Company’s obligations under the MonoSol License.